Commitments and Contingencies (Summary of Maximum Potential Amount of Future Payments under Guarantees) (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2019	Mar. 31, 2018
Performance guarantees
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	¥ 2,307	¥ 2,165
Guarantees on loans
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	289	241
Guarantees on securities
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	145	164
Other guarantees
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	2,324	2,210
Guarantees for repayment of trust principal
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	65	709
Liabilities of trust accounts
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	362	13,861
Derivative financial instruments
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	14,170	11,654
One year or less | Performance guarantees
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	1,265	1,084
One year or less | Guarantees on loans
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	164	123
One year or less | Guarantees on securities
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	91	32
One year or less | Other guarantees
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	1,447	1,555
One year or less | Guarantees for repayment of trust principal
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount		639
One year or less | Liabilities of trust accounts
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	61	13,546
One year or less | Derivative financial instruments
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	5,807	4,911
After one year through five years | Performance guarantees
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	878	908
After one year through five years | Guarantees on loans
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	46	28
After one year through five years | Guarantees on securities
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	54	132
After one year through five years | Other guarantees
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	834	614
After one year through five years | Guarantees for repayment of trust principal
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	47	49
After one year through five years | Liabilities of trust accounts
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	148	149
After one year through five years | Derivative financial instruments
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	6,434	4,996
After five years | Performance guarantees
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	164	173
After five years | Guarantees on loans
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	79	90
After five years | Other guarantees
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	43	41
After five years | Guarantees for repayment of trust principal
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	18	21
After five years | Liabilities of trust accounts
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	153	166
After five years | Derivative financial instruments
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	¥ 1,929	¥ 1,747